Loans and other financial assets at amortized cost, and loans and receivables_Details of due from banks (Details) - KRW (₩)	Jun. 30, 2018	Dec. 31, 2017
Cashand cash equivalents [Line Items]
Total	₩ 17,770,356,000,000	₩ 8,868,378,000,000
Due from banks in local currency
Cashand cash equivalents [Line Items]
Total	14,655,439,000,000	6,422,473,000,000
Due from banks in local currency | Loss allowance
Cashand cash equivalents [Line Items]
Total	(3,475,000,000)	(1,541,000,000)
Due from banks in local currency | Due from the Bank of Korea | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	14,500,746,000,000	6,246,496,000,000
Due from banks in local currency | Due from the depository banks | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	90,003,000,000	30,003,000,000
Due from banks in local currency | Due from non-monetary financial institutions | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	33,000,000	150,000,000
Due from banks in local currency | Due from the Korea Exchange | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	0	50,000,000,000
Due from banks in local currency | Others | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	68,132,000,000	97,365,000,000
Due from banks in foreign currencies
Cashand cash equivalents [Line Items]
Total	3,114,917,000,000	2,445,905,000,000
Due from banks in foreign currencies | Loss allowance
Cashand cash equivalents [Line Items]
Total	(2,137,000,000)	(917,000,000)
Due from banks in foreign currencies | Due from banks on demand | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	1,055,513,000,000	794,353,000,000
Due from banks in foreign currencies | Due from banks on time | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	1,237,312,000,000	972,915,000,000
Due from banks in foreign currencies | Others | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	₩ 824,229,000,000	₩ 679,554,000,000